Selected Quarterly Financial Data (Schedule Of Cash Flow Statement Changes) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operations
Net income (loss)		$ 144.5	$ 693.1	$ 115.3	$ 103.7	$ 251.0	$ 514.9	$ 246.9	$ 117.2			$ 1,056.6	$ 1,130.0	$ 675.7
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses												160.5	100.1	64.9
Net depreciation, amortization and (accretion)												783.9	973.2	798.7
(Benefit) provision for deferred income taxes												(569.2)	(426.7)	59.1
(Increase) decrease in finance receivables held for sale												(261.5)	(161.9)	407.6
Goodwill and intangible assets - impairments and amortization												29.0
Reimbursement of OREO expense from FDIC												7.2
Increase (decrease) in other assets												65.9	(106.5)	26.9
Net cash flows (used in) provided by operations												851.9	1,192.7	1,676.0
Cash Flows From Investing Activities
Change in loans, net												(1,475.3)	(1,703.3)	(2,846.0)
Purchases of investment securities												(8,051.5)	(10,022.8)	(16,462.3)
Proceeds from maturities of investment securities												8,963.2	10,461.2	14,983.4
Proceeds from asset and receivable sales												2,328.8	3,692.4	1,812.3
Purchases of assets to be leased and other equipment												(3,052.5)	(3,028.9)	(2,335.9)
Net (increase) decrease in short-term factoring receivables												124.7	(8.0)	105.2
Purchases of restricted stock												(128.9)	(5.9)	(0.4)
Proceeds from redemption of restricted stock												20.3	2.4	0.8
Payments to the FDIC under loss share agreements												(18.1)
Proceeds from the FDIC under loss share agreements and pariticpation agreements												33.7
Proceeds from the sale of OREO, net of repurchases												60.8
Acquisitions, net of cash received												2,521.2	(448.6)
Net change in restricted cash												156.7	93.8	127.0
Net cash flows (used in) provided by investing activities												1,483.1	(967.7)	(4,615.9)
Cash Flows From Financing Activities
Proceeds from the issuance of term debt												1,626.9	3,871.5	2,099.9
Repayments of term debt												(4,417.7)	(5,842.3)	(2,498.0)
Proceeds from FHLB advances												5,964.1	308.6	7.7
Repayments of FHLB debt												(6,070.2)	(88.6)	(4.7)
Net increase in deposits												2,402.2	3,301.8	2,823.0
Collection of security deposits and maintenance funds												330.9	332.2	295.2
Use of security deposits and maintenance funds												(184.1)	(163.0)	(124.8)
Repurchase of common stock												(531.8)	(775.5)	(193.4)
Dividends paid												(114.9)	(95.3)	(20.1)
Purchase of noncontrolling interest												(20.5)
Payments on affordable housing investment credits												(4.8)
Net cash flows (used in) provided by financing activities												(1,019.9)	849.4	2,384.8
Increase (decrease) in unrestricted cash and cash equivalents												1,315.1	1,074.4	(555.1)
Unrestricted cash and cash equivalents, beginning of period	$ 7,470.6				6,155.5				5,081.1	$ 6,155.5	$ 6,155.5	6,155.5	5,081.1	5,636.2
Unrestricted cash and cash equivalents, end of period		7,470.6				6,155.5						7,470.6	6,155.5	5,081.1
Supplementary Cash Flow Disclosure
Interest paid												(1,110.0)	(1,049.5)	(997.8)
Federal, foreign, state and local income taxes (paid) collected, net												(9.5)	(21.6)	(68.0)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale												3,039.4	3,671.0	5,167.0
Transfer of assets from held for sale to held for investment												(208.7)	(64.9)	(10.2)
Deposits on flight equipment purchases applied to acquisition of flight equipment purchases, capitalized interest, and buyer furnished equipment												554.2	589.4	407.5
Transfer of assets from held for investment to OREO												65.8
Issuance of common stock as consideration												1,462.0
As Reported [Member]
Cash Flows From Operations
Net income (loss)	146.9				103.7					219.0	912.1	1,056.6	1,130.0	675.7
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	99.3				34.6					53.0	102.9	160.5	100.1	64.9
Net depreciation, amortization and (accretion)	176.9				165.5					388.5	500.7	653.7	882.0	705.5
Net gains on equipment, receivable and investment sales	(8.5)				(29.2)					(45.6)	(66.6)	(11.7)	(348.6)	(187.2)
(Benefit) provision for deferred income taxes	67.3				21.2					53.0	(563.6)	(569.2)	(426.7)	59.1
(Increase) decrease in finance receivables held for sale	347.1				(74.7)					(148.8)	(101.1)	(99.3)	(165.1)	404.8
Goodwill and intangible assets - impairments and amortization											29.0	29.0
Reimbursement of OREO expense from FDIC	4.6										2.2	7.2
Increase (decrease) in other assets	(77.2)				(46.8)					54.6	(45.8)	195.3	(34.9)	(251.1)
Increase (decrease) in accrued liabilities and payables	(190.4)				(41.7)					(169.4)	11.0	(264.8)	33.5	(151.3)
Net cash flows (used in) provided by operations	566.0				132.6					404.3	780.8	1,157.3	1,170.3	1,320.4
Cash Flows From Investing Activities
Change in loans, net	(437.7)				(52.3)					(720.7)	(1,323.6)	(1,864.5)	(1,852.5)	(2,932.7)
Purchases of investment securities	(492.5)				(3,094.3)					(5,061.6)	(6,882.1)	(8,054.2)	(9,824.4)	(16,538.8)
Proceeds from maturities of investment securities	541.5				3,482.3					4,814.6	7,066.0	8,964.9	10,297.8	15,084.5
Proceeds from asset and receivable sales	455.9				544.9					781.9	1,455.7	2,353.8	3,817.2	1,875.4
Purchases of assets to be leased and other equipment	(298.4)				(408.2)					(973.6)	(1,717.9)	(3,016.3)	(3,101.1)	(2,071.8)
Net (increase) decrease in short-term factoring receivables	(209.9)				(112.3)					91.7	(32.3)	124.7	(8.0)	105.2
Purchases of restricted stock										(2.7)	(126.2)	(126.2)
Proceeds from redemption of restricted stock	2.2				1.7						18.3	18.6
Payments to the FDIC under loss share agreements	(3.1)										(17.4)	(18.1)
Proceeds from the FDIC under loss share agreements and pariticpation agreements	25.4										11.3	33.7
Proceeds from the sale of OREO, net of repurchases	36.6										24.2	60.8
Acquisitions, net of cash received											2,521.2	2,521.2	(448.6)
Net change in restricted cash	7.6				143.8					167.4	151.1	156.7	93.8	127.0
Net cash flows (used in) provided by investing activities	(372.4)				505.6					(903.0)	1,148.3	1,155.1	(1,025.8)	(4,351.2)
Cash Flows From Financing Activities
Proceeds from the issuance of term debt	7.2				519.8					956.8	1,670.6	1,691.0	4,180.1	2,107.6
Repayments of term debt	(470.2)				(2,126.9)					(3,020.0)	(3,854.5)	(4,571.8)	(5,874.7)	(2,445.8)
Proceeds from FHLB advances	551.0									64.1	5,100.0	5,900.0
Repayments of FHLB debt	(552.3)				(167.9)					(3.5)	(4,997.4)	(5,898.8)
Net increase in deposits	114.2				908.4					1,412.5	1,949.2	2,408.3	3,323.9	2,846.1
Collection of security deposits and maintenance funds	70.1				255.5					137.7	234.9	330.1	334.4	309.0
Use of security deposits and maintenance funds	(30.8)				(316.7)					(69.0)	(127.1)	(184.1)	(163.0)	(127.7)
Repurchase of common stock					(331.7)					(392.7)	(531.8)	(531.8)	(775.5)	(193.4)
Dividends paid	(30.6)				(27.1)					(53.6)	(84.4)	(114.9)	(95.3)	(20.1)
Purchase of noncontrolling interest					(20.5)					(20.5)	(20.5)	(20.5)
Payments on affordable housing investment credits	(4.3)										(0.2)	(4.8)
Net cash flows (used in) provided by financing activities	(345.7)				(1,307.1)					(988.2)	(661.2)	(997.3)	929.9	2,475.7
Increase (decrease) in unrestricted cash and cash equivalents	(152.1)				(668.9)					(1,486.9)	1,267.9	1,315.1	1,074.4	(555.1)
Unrestricted cash and cash equivalents, beginning of period	7,470.6	7,423.4	4,668.6	5,486.6	6,155.5				5,081.1	6,155.5	6,155.5	6,155.5	5,081.1	5,636.2
Unrestricted cash and cash equivalents, end of period	7,318.5	7,470.6	7,423.4	4,668.6	5,486.6	6,155.5				4,668.6	7,423.4	7,470.6	6,155.5	5,081.1
Supplementary Cash Flow Disclosure
Interest paid	(335.9)				(324.3)					(538.3)	(866.5)	(1,110.0)	(1,049.5)	(997.8)
Federal, foreign, state and local income taxes (paid) collected, net	(0.2)				(14.0)					(17.7)	(26.4)	(9.5)	(21.6)	(68.0)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	833.4				239.4					397.7	2,030.0	2,955.3	2,551.3	5,141.9
Transfer of assets from held for sale to held for investment	61.1				0.7					43.5	93.1	208.7	64.9	18.0
Deposits on flight equipment purchases applied to acquisition of flight equipment purchases, capitalized interest, and buyer furnished equipment										176.1
Transfer of assets from held for investment to OREO	19.9										26.4	65.8
Issuance of common stock as consideration											1,462.0	1,462.0
As Revised [Member]
Cash Flows From Operations
Net income (loss)	146.9				103.7					219.0	912.1	1,056.6	1,130.0	675.7
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	99.3				34.6					53.0	102.9	160.5	100.1	64.9
Net depreciation, amortization and (accretion)	200.9				196.0					388.5	582.1	783.9	973.2	798.7
Net gains on equipment, receivable and investment sales	(8.5)				(29.2)					(45.6)	(63.2)	(12.3)	(348.4)	(185.3)
(Benefit) provision for deferred income taxes	67.3				21.2					53.0	(563.6)	(569.2)	(426.7)	59.1
(Increase) decrease in finance receivables held for sale	233.4				(74.7)					(148.8)	(117.1)	(261.5)	(161.9)	407.6
Goodwill and intangible assets - impairments and amortization											29.0	29.0
Reimbursement of OREO expense from FDIC	0.9										2.2	7.2
Increase (decrease) in other assets	(52.8)				(37.6)					54.6	(39.6)	65.9	(106.5)	26.9
Increase (decrease) in accrued liabilities and payables	(206.5)				(107.8)					(169.4)	(100.4)	(408.2)	32.9	(171.6)
Net cash flows (used in) provided by operations	480.9				106.2					404.3	744.4	851.9	1,192.7	1,676.0
Cash Flows From Investing Activities
Change in loans, net	(260.9)				(55.4)					(720.7)	(1,106.3)	(1,475.3)	(1,703.3)	(2,846.0)
Purchases of investment securities	(492.5)				(3,094.3)					(5,061.6)	(6,829.9)	(8,051.5)	(10,022.8)	(16,462.3)
Proceeds from maturities of investment securities	541.5				3,482.3					4,814.6	7,007.7	8,963.2	10,461.2	14,983.4
Proceeds from asset and receivable sales	447.8				542.6					781.9	1,427.7	2,328.8	3,692.4	1,812.3
Purchases of assets to be leased and other equipment	(356.0)				(424.6)					(973.6)	(1,839.9)	(3,052.5)	(3,028.9)	(2,335.9)
Net (increase) decrease in short-term factoring receivables	(209.9)				(112.3)					91.7	(32.3)	124.7	(8.0)	105.2
Purchases of restricted stock										(2.7)	(128.9)	(128.9)	(5.9)	(0.4)
Proceeds from redemption of restricted stock	2.2				1.7						18.3	20.3	2.4	0.8
Payments to the FDIC under loss share agreements	(1.1)										(17.4)	(18.1)
Proceeds from the FDIC under loss share agreements and pariticpation agreements	27.1										11.3	33.7
Proceeds from the sale of OREO, net of repurchases	36.6										24.2	60.8
Acquisitions, net of cash received											2,521.2	2,521.2	(448.6)
Net change in restricted cash	7.6				143.8					167.4	151.1	156.7	93.8	127.0
Net cash flows (used in) provided by investing activities	(257.6)				483.8					(903.0)	1,206.8	1,483.1	(967.7)	(4,615.9)
Cash Flows From Financing Activities
Proceeds from the issuance of term debt	7.2				519.8					956.8	1,606.5	1,626.9	3,871.5	2,099.9
Repayments of term debt	(499.9)				(2,129.8)					(3,020.0)	(3,868.2)	(4,417.7)	(5,842.3)	(2,498.0)
Proceeds from FHLB advances	551.0									64.1	5,164.1	5,964.1	308.6	7.7
Repayments of FHLB debt	(552.3)				(167.9)					(3.5)	(5,000.9)	(6,070.2)	(88.6)	(4.7)
Net increase in deposits	114.2				906.4					1,412.5	1,943.1	2,402.2	3,301.8	2,823.0
Collection of security deposits and maintenance funds	70.1				164.9					137.7	236.1	330.9	332.2	295.2
Use of security deposits and maintenance funds	(30.8)				(173.0)					(69.0)	(127.1)	(184.1)	(163.0)	(124.8)
Repurchase of common stock					(331.7)					(392.7)	(531.8)	(531.8)	(775.5)	(193.4)
Dividends paid	(30.6)				(27.1)					(53.6)	(84.4)	(114.9)	(95.3)	(20.1)
Purchase of noncontrolling interest					(20.5)					(20.5)	(20.5)	(20.5)
Payments on affordable housing investment credits	(4.3)										(0.2)	(4.8)
Net cash flows (used in) provided by financing activities	(375.4)				(1,258.9)					(988.2)	(683.3)	(1,019.9)	849.4	2,384.8
Increase (decrease) in unrestricted cash and cash equivalents	(152.1)				(668.9)					(1,486.9)	1,267.9	1,315.1	1,074.4	(555.1)
Unrestricted cash and cash equivalents, beginning of period	7,470.6	7,423.4	4,668.6	5,486.6	6,155.5				$ 5,081.1	6,155.5	6,155.5	6,155.5	5,081.1	5,636.2
Unrestricted cash and cash equivalents, end of period	7,318.5	$ 7,470.6	$ 7,423.4	$ 4,668.6	5,486.6	$ 6,155.5				4,668.6	7,423.4	7,470.6	6,155.5	5,081.1
Supplementary Cash Flow Disclosure
Interest paid	(335.9)				(324.3)					(538.3)	(866.5)	(1,110.0)	(1,049.5)	(997.8)
Federal, foreign, state and local income taxes (paid) collected, net	(0.2)				(14.0)					(17.7)	(26.4)	(9.5)	(21.6)	(68.0)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	833.4				241.7					397.7	2,049.0	3,039.4	2,671.0	5,167.0
Transfer of assets from held for sale to held for investment	61.1				0.7					43.5	93.1	208.7	64.9	10.2
Deposits on flight equipment purchases applied to acquisition of flight equipment purchases, capitalized interest, and buyer furnished equipment	29.4				$ 99.8					$ 176.1	288.1	554.2	$ 589.4	$ 407.5
Transfer of assets from held for investment to OREO	$ 19.9										26.4	65.8
Issuance of common stock as consideration											$ 1,462.0	$ 1,462.0